Acquisitions and Divestitures - Sale of non-controlling interest in Odyssey Group (Details) - Odyssey Group $ in Millions	Dec. 15, 2021 USD ($)
Acquisitions and Divestitures
Proportion of non-controlling interests issued	9.99%
Dividends received by Fairfax from subsidiary related to sale of interests in subsidiary	$ 900.0
Gain on call option received recognized in equity	$ 429.1